Document and Entity Information	Mar. 18, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001894562
Document Type	8-K
Document Period End Date	Mar. 18, 2025
Entity Registrant Name	Prime Medicine, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41536
Entity Tax Identification Number	84-3097762
Entity Address, Address Line One	60 First Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	(617)
Local Phone Number	465-0013
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.00001 per share
Trading Symbol	PRME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false